Accounting policies (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Threshold percentage for recognizing actuarial gains and losses (in hundredths)		10.00%
Vesting period	12 months
Overhauls of drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life		5 years
Drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life		30 years
Period within which management is actively committed to a probable sale of assets classified as held for sale		1 year
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life		3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life		5 years
Restricted Stock Units (RSUs)
Property, Plant and Equipment [Line Items]
Vesting period		3 years